Stockholders' Equity	6 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
Stockholders' Equity
7.	Stockholders’ Equity
Details of the Company’s common stock and preferred stock are discussed in Note 8 of the 2021 Consolidated Financial Statements and are supplemented by the below new activities in the six-month
period ended June 30, 2022.
Common Shares:

i)	NASDAQ Notification
On June 17, 2022, the Company received a written notification from the NASDAQ Stock Market, indicating that because the closing bid price of the Company’s common stock for 30 consecutive business days, from May 5, 2022 to June 16, 2022, was below the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq Capital Market, the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2). Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the applicable grace period to regain compliance was 180 days, or until December 14, 2022. The Company can cure this deficiency if the closing bid price of its common stock is $1.00 per share or higher for at least ten consecutive business days during the grace period. During this time, the Company’s common stock continues to be listed and trade on the Nasdaq Capital Market.

ii)	Equity Offerings
During the
six-month
period ended June 30, 2022, the Company raised $167,572,515 in gross proceeds, or $156,804,571 in net proceeds, from underwritten public offerings and from the partial exercises of warrants issued in the underwritten public offerings (details are provided below).
In the first quarter of 2022, the Company completed an underwritten public offering for 11,040,000 of its common stock and 11,040,000 Class A Warrants, each exercisable for one share of common stock at a price per share of $1.25, including full exercise of the underwriter’s overallotment option. The Company also issued the underwriters of the offering 552,000 warrants (the “February 2022 Representative Purchase Warrants”), each exercisable for one share of common stock at a price per share of $1.375. The offering resulted in gross proceeds to the Company of $13,800,000. As of June 30, 2022, an aggregate of 10,997,000 Class A Warrants had been exercised for 10,997,000 shares of the Company’s common stock, resulting in gross proceeds to the Company of $13,746,250.
In March 2022, the Company completed an underwritten public offering, including the full exercise of the underwriter’s overallotment option, of 43,124,950 units for $1.60 per unit, each unit consisting of (i) one share of common stock of the Company
(or pre-funded warrants,
all of which were subsequently exercised for common stock, in the case of 3,900,000 units) and (ii) one Class B Warrant to purchase one share of common stock at an exercise price of $1.60 per share. The Company also issued 1,724,998 warrants to the representative of the underwriters (the “March 2022 Representative Purchase Warrants”) to purchase up to an aggregate of 1,724,998 share of common stock at an exercise price of $2.00 per share. The offering resulted in gross proceeds to the Company of $68,999,920. In June 2022, several existing holders of Class B Warrants exercised 31,150,000 outstanding Class B Warrants to purchase an aggregate of 31,150,000 shares of common stock for cash, at an exercise price reduced by the Company from $1.60 per share to $0.70 per share, resulting in gross proceeds to the Company of $21,805,000. The exercising holders also received an aggregate of 31,150,000 Class D Warrants to purchase up to an aggregate of 31,150,000 shares of common stock in a private placement pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended. As of June 30, 2022, an aggregate of 31,322,950 Class B Warrants had been exercised for 31,322,950 shares of the Company’s common stock, resulting in gross proceeds to the Company of $22,081,720.
In May 2022, the Company completed an underwritten public offering, including the full exercise of the underwriter’s overallotment option, of 83,636,362 units for $0.55 per unit, each unit consisting of (i) one share of common stock of the Company and (ii) one Class C Warrant to purchase one share of common stock at an exercise price of $0.55 per share. The Company also issued 2,090,909 warrants to the representative of the underwriters (the “May 2022 Representative Purchase Warrants”) to purchase up to an aggregate of 2,090,909 share of common stock at an exercise price of $0.6875 per share. The offering resulted in gross proceeds to the Company of $45,999,999. As of June 30, 2022, an aggregate of 5,357,500 Class C Warrants had been exercised for 5,357,500 shares of the Company’s common stock, resulting in proceeds to the Company of $2,946,625.
As of June 30, 2022, the number of common shares that can potentially be issued under outstanding warrants are:

Warrant	Shares to be issued upon exercise of remaining warrants
Class A	43,000
Class B	11,802,000
Class C	78,278,862
Class D	31,150,000

Total	121,273,862

An aggregate of 4,367,907 additional common shares are potentially issuable upon exercise of the February 2022, March 2022 and May 2022 Representative Purchase Warrants.
Preferred Shares:
Aggregate dividends of $0.9 million were paid on the Company’s 795,878 Series A Preferred Shares during the six months ended June 30, 2022.